Borrowings - Loans From Related Parties (Details) - USD ($) $ in Thousands								12 Months Ended
	May 22, 2017	Apr. 03, 2017	Dec. 30, 2016	Aug. 17, 2016	Mar. 31, 2016	May 12, 2015	May 12, 2014	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015		Apr. 05, 2017	Nov. 18, 2016
Borrowings
Outstanding balance								$ 1,155,596	$ 1,244,766
Repayment of borrowing								153,756	$ 625,160	$ 73,460	[1]
Loan from related parties old sponsor revolving credit facility
Borrowings
Amount of credit facility							$ 30,000
Facility availability period							36 months
Interest rate						6.00%	5.00%
Percentage of commitment fee on the undrawn balance						2.40%	0.00%
Time period for each advance drawn repayable after drawdown date							6 months
Outstanding balance										$ 15,000
Repayment of borrowing			$ 10,000	$ 5,000	$ 10,000
Drawn amount													$ 10,000
Loan from related parties new sponsor credit facility
Borrowings
Facility availability period		5 years
Interest rate		9.125%
Percentage of commitment fee on the undrawn balance		1.00%
Outstanding balance								45,000
Fair value of borrowings								$ 42,469
Loan from related parties new sponsor credit facility | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Borrowings
Prepayment of debt												$ 60,125
Loan from related parties new sponsor revolving credit facility
Borrowings
Amount of credit facility		$ 30,000
Facility availability period		5 years
Repayment of borrowing	$ 15,000
Drawn amount												15,000
Term loan new sponsor credit facility
Borrowings
Amount of credit facility		$ 45,000
Facility availability period		5 years
Drawn amount												$ 45,000

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).